Income Tax - Net Operating Loss and Credit Carryforwards, Uncertain Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Interest and penalties	$ 1.9	$ 0.6
Effective tax rate	1.8	$ 0.5
Reversal of unrecognized tax benefits in subsequent period	0.0
Domestic
Income Tax Contingency [Line Items]
Net operating loss carryforwards	0.3
Net operating loss carryforwards subject to expiration	3.0
State
Income Tax Contingency [Line Items]
Net operating loss carryforwards	10.9
Net operating loss carryforwards subject to expiration	$ 2.7